ACQUISITION OF ZHEJIANG ORDINARY SMILE - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 02, 2025
Business Acquisition [Line Items]
Goodwill	$ 21,237
Zhejiang Ordinary Smile Auto Sales Co Ltd
Business Acquisition [Line Items]
Customer relationship		$ 10,100
Goodwill	$ 21,237	21,237
Deferred tax liabilities		(2,525)
Total purchase consideration		$ 28,812